Taxes on Income - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Provision for Income Taxes [Abstract]
Current tax - corporate taxes
Deferred tax	566,697		587,292
Taxes on income	$ 566,697		$ 587,292